Government Grants - Summary of Changes in Government Grants for Specific Business Projects (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Beginning balance	₩ 512,747	₩ 511,210
Ending Balance	₩ 521,101	₩ 512,747
Temporary electricity bill support for small business owners
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Description	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Period	2021.04.01 ~2022.06.30	2021.04.01 ~2022.06.30
Budget	₩ 211,235	₩ 211,235
Beginning balance	17,735	748
Self- Payment, Contribution	0	0
Local Government, Contribution	0	0
Subsidies, Contribution	71,685	139,550
Self-Payment, Interests	0	0
Local Government, Interests	0	0
Subsidies, Interests	0	0
Self- Payment, Execution	0	0
Local Government, Execution	0	0
Subsidies, Execution	(88,300)	(122,563)
Self- Payment, Return	0	0
Local Government, Return	0	0
Subsidies, Return	0	0
Others	0	0
Ending Balance	₩ 1,120	₩ 17,735